Nature of Operations	12 Months Ended
Sep. 30, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations
Note 1 — Nature of Operations
UGI Corporation (“UGI”) is a holding company that, through subsidiaries and affiliates, distributes, stores, transports and markets energy products and related services. In the United States, we (1) are the general partner and own limited partner interests in a retail propane marketing and distribution business; (2) own and operate natural gas and electric distribution utilities; and (3) own and operate an energy marketing, midstream infrastructure, storage, natural gas gathering, natural gas production, electricity generation and energy services business. In Europe, we market and distribute propane and other liquefied petroleum gases (“LPG”) and market energy products and services. We refer to UGI and its consolidated subsidiaries collectively as “the Company,” “we” or “us.”
We conduct a domestic propane marketing and distribution business through AmeriGas Partners, L.P. (“AmeriGas Partners”). AmeriGas Partners is a publicly traded limited partnership that conducts a national propane distribution business through its principal operating subsidiary AmeriGas Propane, L.P. (“AmeriGas OLP”). AmeriGas Partners and AmeriGas OLP are Delaware limited partnerships. UGI’s wholly owned second-tier subsidiary, AmeriGas Propane, Inc. (the “General Partner”), serves as the general partner of AmeriGas Partners and AmeriGas OLP. We refer to AmeriGas Partners and its subsidiaries together as the “Partnership” and the General Partner and its subsidiaries, including the Partnership, as “AmeriGas Propane.” At September 30, 2018, the General Partner held a 1% general partner interest and a 25.3% limited partner interest in AmeriGas Partners and held an effective 27.0% ownership interest in AmeriGas OLP. Our limited partnership interest in AmeriGas Partners comprises AmeriGas Partners Common Units (“Common Units”). The remaining 73.7% interest in AmeriGas Partners comprises Common Units held by the public. The General Partner also holds incentive distribution rights that entitle it to receive distributions from AmeriGas Partners in excess of its 1% general partner interest under certain circumstances (see Note 14).
Our wholly owned subsidiary, UGI Enterprises, LLC (“Enterprises”), through subsidiaries, conducts (1) an LPG distribution business throughout much of Europe and (2) an energy marketing business in France, Belgium, the Netherlands and the United Kingdom. These businesses are conducted principally through our subsidiaries, UGI France SAS (“UGI France”), Flaga GmbH (“Flaga”), AvantiGas Limited (“AvantiGas”), DVEP Investeringen B.V. (“DVEP”) and UniverGas Italia S.r.l. (“UniverGas”). We refer to our foreign operations collectively as “UGI International.”
UGI Energy Services, LLC (“Energy Services, LLC”), a wholly owned subsidiary of Enterprises, conducts directly and through subsidiaries, energy marketing, midstream transmission, liquefied natural gas (“LNG”), storage, natural gas gathering, natural gas production, electricity generation and energy services businesses primarily in the Mid-Atlantic region of the U.S. Energy Services, LLC’s wholly owned subsidiary, UGI Development Company (“UGID”), owns all or a portion of electricity generation facilities principally located in Pennsylvania. A first-tier subsidiary of Enterprises also conducts heating, ventilation, air-conditioning, refrigeration and electrical contracting businesses in portions of eastern and central Pennsylvania (“HVAC”). Energy Services, LLC and its subsidiaries’ storage, LNG and portions of its midstream transmission operations are subject to regulation by the Federal Energy Regulatory Commission ("FERC"). We refer to the businesses of Energy Services, LLC and its subsidiaries and HVAC as “Midstream & Marketing.”
UGI Utilities, Inc. (“UGI Utilities”) owns and operates a natural gas distribution utility business (“Gas Utility”) directly and, prior to their merger with and into UGI Utilities effective October 1, 2018 (see Note 8), through its wholly owned subsidiaries, UGI Penn Natural Gas, Inc. and UGI Central Penn Gas, Inc. The terms “PNG” and “CPG” are used herein as abbreviated references to UGI Penn Natural Gas, Inc. and UGI Central Penn Gas, Inc., respectively, or to their associated natural gas utilities. UGI Utilities also owns and operates an electric distribution utility in northeastern Pennsylvania (“Electric Utility”). UGI Utilities’ natural gas distribution utility is referred to as “UGI Gas.” Gas Utility is subject to regulation by the Pennsylvania Public Utility Commission (“PAPUC”) and, with respect to a small service territory in one Maryland county, the Maryland Public Service Commission (“MDPSC”). Electric Utility is subject to regulation by the PAPUC and the Federal Energy Regulatory Commission (“FERC”). UGI Utilities is used herein as an abbreviated reference to UGI Utilities, Inc. or, collectively, UGI Utilities, Inc. and its subsidiaries.